WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	February 28, 2023

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 118.7%
COMMUNICATION SERVICES - 14.9%
Diversified Telecommunication Services - 3.7%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	950,000		$789,241	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	200,000		163,779	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	510,000		355,266	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	2,210,000		1,827,294	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	420,000		325,933	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	2,110,000		1,653,572	(a)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	60,000		72,647
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	750,000		731,048	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	500,000		472,706	(a)

Total Diversified Telecommunication Services					6,391,486

Interactive Media & Services - 0.2%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	500,000		391,700	(a)

Media - 6.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	3,750,000		2,810,840	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	720,000		598,155	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	2,380,000		2,130,537	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	946,000		887,197
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,470,000		1,142,565
DISH DBS Corp., Senior Notes	7.375%	7/1/28	3,650,000		2,500,250
Virgin Media Vendor Financing Notes III DAC, Senior Secured Notes	4.875%	7/15/28	500,000	GBP	507,230	(a)

Total Media					10,576,774

Wireless Telecommunication Services - 4.9%
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	5,160,000		2,961,143	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	560,000		587,720
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,160,000		1,382,082
Sprint LLC, Senior Notes	7.875%	9/15/23	2,960,000		2,990,308
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	450,000	GBP	426,260	(a)

Total Wireless Telecommunication Services					8,347,513

TOTAL COMMUNICATION SERVICES					25,707,473

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2023 Quarterly Report	1

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2023

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER DISCRETIONARY - 21.3%
Auto Components - 2.3%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	530,000		$491,034	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,790,000		1,656,529
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,800,000		1,736,559	(a)

Total Auto Components					3,884,122

Automobiles - 2.1%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,990,000		1,510,862
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	500,000		506,915
General Motors Co., Senior Notes	6.125%	10/1/25	350,000		353,902
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,500,000		1,302,955	(a)

Total Automobiles					3,674,634

Diversified Consumer Services - 2.5%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	420,000	EUR	383,818	(b)
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	1,730,000	EUR	1,580,965	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	700,000		563,388	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	770,000		797,346
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	1,310,000		948,434	(a)

Total Diversified Consumer Services					4,273,951

Hotels, Restaurants & Leisure - 13.3%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	1,350,000	EUR	1,227,990	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	520,000		467,408	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	30,000		32,127	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,320,000	EUR	705,586
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,160,000		1,158,053	(a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,260,000		1,099,641
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,420,000		1,180,034	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	1,180,000		1,109,200	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	750,000		649,635	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	570,000		496,755	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	2,030,000		1,692,350	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,900,000		1,671,873	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,170,000		1,020,825	(a)
Saga PLC, Senior Notes	5.500%	7/15/26	1,040,000	GBP	1,013,281	(b)
Sands China Ltd., Senior Notes	3.350%	3/8/29	1,680,000		1,374,550
Sands China Ltd., Senior Notes	4.875%	6/18/30	830,000		724,811

See Notes to Schedule of Investments.

2	Western Asset Global High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2023

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - continued
Sands China Ltd., Senior Notes	3.750%	8/8/31	650,000		$514,054
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	1,314,000		1,129,219	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	160,000		141,096	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	540,000		494,618	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,200,000		1,028,250	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,280,000		1,050,810	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	2,330,000		2,086,818	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	960,000		958,987	(a)

Total Hotels, Restaurants & Leisure					23,027,971

Internet & Direct Marketing Retail - 0.4%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	1,000,000		772,000

Multiline Retail - 0.2%
Marks & Spencer PLC, Senior Notes	3.750%	5/19/26	300,000	GBP	327,190	(b)

Specialty Retail - 0.5%
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	1,050,000		791,380	(a)

TOTAL CONSUMER DISCRETIONARY					36,751,248

CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.2%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	320,000	GBP	320,371	(b)

Food Products - 0.2%
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	500,000		471,184	(a)

Household Products - 0.5%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	840,000		824,631

TOTAL CONSUMER STAPLES					1,616,186

ENERGY - 26.4%
Oil, Gas & Consumable Fuels - 26.4%
Apache Corp., Senior Notes	5.100%	9/1/40	1,400,000		1,153,418
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	100,000		100,612	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,040,000		1,015,314
Continental Resources Inc., Senior Notes	4.375%	1/15/28	790,000		732,450
Continental Resources Inc., Senior Notes	4.900%	6/1/44	300,000		224,822
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	730,000		645,177
Ecopetrol SA, Senior Notes	8.875%	1/13/33	440,000		431,645

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2023 Quarterly Report	3

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2023

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,500,000	$990,652	(c)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,370,000	881,869
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	70,000	79,841
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	500,000	462,109	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	40,000	32,788	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	790,000	731,738	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,820,000	1,622,530	(d)(e)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	1,060,000	885,295	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	510,000	486,548	(a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	1,540,000	1,252,828	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,380,000	1,263,335
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,390,000	1,552,756
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,430,000	1,548,766	(a)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	204,000	206,256
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	710,000	680,624
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	450,000	448,076
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	310,000	302,669
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	850,000	794,826	(c)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	3,910,000	3,586,279
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,250,000	958,437	(a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	750,000	499,275	(a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	250,000	167,975
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,732,000	2,220,465
Range Resources Corp., Senior Notes	4.875%	5/15/25	770,000	752,049
Range Resources Corp., Senior Notes	8.250%	1/15/29	430,000	441,702
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	330,000	270,629	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	960,000	912,646	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	1,220,000	1,234,805

See Notes to Schedule of Investments.

4	Western Asset Global High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2023

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	560,000	$567,588
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,500,000	1,591,032
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	830,000	778,797	(a)
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	340,000	301,559
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,000,000	1,690,900
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	500,000	413,163
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	6,216,000	5,082,935
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	680,000	670,832
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	375,073
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	486,000	578,026
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,510,000	1,442,263
YPF SA, Senior Notes	8.500%	7/28/25	2,830,000	2,542,755	(a)

TOTAL ENERGY				45,606,129

FINANCIALS - 19.9%
Banks - 11.6%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	2,200,000	1,894,200	(a)(d)(e)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	590,000	587,050	(d)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	810,000	803,925	(d)(e)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	570,000	513,254	(a)(e)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	960,000	955,733	(a)(d)(e)

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2023 Quarterly Report	5

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2023

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	2,400,000	$2,451,000	(a)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,160,000	2,190,212	(a)(d)(e)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	950,000	1,049,446	(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	4,250,000	4,071,090	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	450,000	339,426	(a)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	500,000	497,500	(d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	400,000	394,652	(d)(e)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	1,890,000	1,871,982	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,600,000	2,452,858	(a)(e)

Total Banks				20,072,328

Capital Markets - 3.1%
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	510,000	377,998	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	2,490,000	1,839,761	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	1,900,000	1,724,060	(a)(d)(e)
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	600,000	591,960	(b)(d)(e)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	720,000	718,332	(a)(d)(e)

Total Capital Markets				5,252,111

See Notes to Schedule of Investments.

6	Western Asset Global High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2023

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Consumer Finance - 0.5%
Navient Corp., Senior Notes	5.875%	10/25/24	480,000		$467,114
Navient Corp., Senior Notes	6.750%	6/15/26	410,000		395,287

Total Consumer Finance					862,401

Diversified Financial Services - 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	4,000,000		3,114,809
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,000,000		949,852
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,077,656		3,690,279	(a)(f)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	400,000		388,013	(b)

Total Diversified Financial Services					8,142,953

TOTAL FINANCIALS					34,329,793

HEALTH CARE - 6.6%
Health Care Providers & Services - 0.9%
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	250,000		193,420	(a)
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	580,000		490,100	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	860,000		838,352

Total Health Care Providers & Services					1,521,872

Pharmaceuticals - 5.7%
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	640,000		276,800	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	2/15/31	470,000		210,492	(a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	680,000		425,000	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	5.000%	4/1/28	672,000	EUR	626,559	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	310,000		233,663	*(a)(g)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	4,450,000		4,445,394
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	700,000		612,374
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	3,540,000		3,136,652

Total Pharmaceuticals					9,966,934

TOTAL HEALTH CARE					11,488,806

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2023 Quarterly Report	7

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2023

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 17.4%
Aerospace & Defense - 1.5%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	2,520,000	$2,577,784	(a)

Airlines - 12.3%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	2,030,000	1,854,978	(a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	670,000	654,925	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	210,000	204,601	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	140,000	133,293	(a)
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	2,570,000	2,561,347
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	840,000	800,022
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	690,000	710,631
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	6,050,000	6,177,818	(a)(c)
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	200,000	186,180	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,250,000	2,252,250	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	2,956,000	2,970,041	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	410,000	411,948	(a)
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	2,300,000	2,280,680

Total Airlines				21,198,714

Building Products - 0.5%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	360,000	332,966	(a)
Standard Industries Inc., Senior Notes	4.375%	7/15/30	640,000	533,427	(a)

Total Building Products				866,393

Commercial Services & Supplies - 1.7%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,700,000	1,722,669
CoreCivic Inc., Senior Notes	4.750%	10/15/27	908,000	788,419
GEO Group Inc., Secured Notes	10.500%	6/30/28	400,000	407,360

Total Commercial Services & Supplies				2,918,448

Industrial Conglomerates - 0.2%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	400,000	398,169	(a)

Machinery - 0.4%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	710,000	673,364

See Notes to Schedule of Investments.

8	Western Asset Global High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2023

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 0.8%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,280,000	$1,102,087	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	250,000	245,300

Total Trading Companies & Distributors				1,347,387

TOTAL INDUSTRIALS				29,980,259

INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.9%
CommScope Inc., Senior Notes	8.250%	3/1/27	420,000	357,460	(a)
CommScope Inc., Senior Notes	7.125%	7/1/28	1,532,000	1,208,365	(a)

Total Communications Equipment				1,565,825

Technology Hardware, Storage & Peripherals - 1.3%
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	410,000	408,032
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	1,330,000	1,285,458
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	630,000	593,807

Total Technology Hardware, Storage & Peripherals				2,287,297

TOTAL INFORMATION TECHNOLOGY				3,853,122

MATERIALS - 5.2%
Chemicals - 1.1%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	1,060,000	999,808	(b)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	1,000,000	881,000	(a)

Total Chemicals				1,880,808

Containers & Packaging - 1.7%
Ardagh Packaging Finance PLC/Ardagh
Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,840,000	1,513,685	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	500,000	411,327	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,020,000	1,028,953

Total Containers & Packaging				2,953,965

Metals & Mining - 2.4%
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	359,000	351,591	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	1,140,000	1,161,951
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	680,000	679,891
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,620,000	1,516,401	(c)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	460,000	448,496

Total Metals & Mining				4,158,330

TOTAL MATERIALS				8,993,103

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2023 Quarterly Report	9

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2023

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	330,000		$229,101
Service Properties Trust, Senior Notes	5.500%	12/15/27	640,000		577,400
Service Properties Trust, Senior Notes	4.950%	10/1/29	480,000		379,160
Service Properties Trust, Senior Notes	4.375%	2/15/30	560,000		428,493

Total Equity Real Estate Investment Trusts (REITs)					1,614,154

Real Estate Management & Development - 1.3%
China Aoyuan Group Ltd., Senior Secured Notes	—	2/19/23	200,000		20,520	*(b)(h)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	6/21/24	400,000		39,500	*(b)(g)
Country Garden Holdings Co. Ltd., Senior Secured Notes	8.000%	1/27/24	400,000		348,605	(b)
Heimstaden AB, Senior Notes	4.250%	3/9/26	500,000	EUR	403,408	(b)
Samhallsbyggnadsbolaget i Norden AB, Senior Notes	1.125%	9/4/26	1,420,000	EUR	1,176,067	(b)
Times China Holdings Ltd., Senior Secured Notes	6.750%	7/8/25	200,000		33,864	(b)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	6.000%	10/25/23	250,000		33,561	*(b)(g)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.500%	2/26/24	200,000		27,118	*(b)(g)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	8.375%	10/30/24	500,000		66,890	*(b)(g)

Total Real Estate Management & Development					2,149,533

TOTAL REAL ESTATE					3,763,687

UTILITIES - 1.7%
Electric Utilities - 0.4%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	330,000		370,474
Pampa Energia SA, Senior Notes	7.500%	1/24/27	280,000		255,818	(a)

Total Electric Utilities					626,292

Gas Utilities - 1.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	2,400,000		2,282,440

TOTAL UTILITIES					2,908,732

TOTAL CORPORATE BONDS & NOTES (Cost - $198,499,681)					204,998,538

See Notes to Schedule of Investments.

10	Western Asset Global High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2023

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SOVEREIGN BONDS - 18.4%
Angola - 0.6%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,200,000	$1,082,112	(a)

Argentina - 2.1%
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	298,291	85,549
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	1,660,627	641,417	(a)
Provincia de Cordoba, Senior Notes	6.875%	12/10/25	300,000	261,160	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	1,340,000	1,035,887	(a)
Provincia de Cordoba, Senior Notes (6.875% PIK)	6.875%	2/1/29	2,180,000	1,533,528	(a)(f)

Total Argentina				3,557,541

Bahamas - 0.2%
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	425,000	387,882	(a)

Colombia - 1.0%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	1,000,000	711,341
Colombia Government International Bond, Senior Notes	7.375%	9/18/37	1,042,000	970,122

Total Colombia				1,681,463

Costa Rica - 0.3%
Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	500,000	486,558	(a)

Croatia - 0.2%
Croatia Government International Bond, Senior Notes	5.500%	4/4/23	410,000	410,437	(a)

Dominican Republic - 1.2%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	620,000	534,713	(a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	1,910,000	1,603,595	(a)

Total Dominican Republic				2,138,308

Ecuador - 0.4%
Ecuador Government International Bond, Senior Notes, Step bond (5.500% to 7/31/23 then 6.000%)	5.500%	7/31/30	384,000	188,736	(a)
Ecuador Government International Bond, Senior Notes, Step bond (1.500% to 7/31/23 then 2.500%)	1.500%	7/31/40	1,300,000	414,044	(a)

Total Ecuador				602,780

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2023 Quarterly Report	11

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2023

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Egypt - 0.8%
Egypt Government International Bond, Senior Notes	7.300%	9/30/33	1,950,000		$1,330,508	(a)

Gabon - 0.2%
Gabon Government International Bond, Senior Notes	7.000%	11/24/31	450,000		367,481	(a)

Ghana - 0.4%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	920,000		654,276	(a)

Indonesia - 0.6%
Indonesia Government International Bond, Senior Notes	6.625%	2/17/37	945,000		1,065,642	(b)
Indonesia Treasury Bond	8.375%	3/15/34	209,000,000	IDR	15,217

Total Indonesia					1,080,859

Ivory Coast - 0.8%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,500,000		1,302,285	(a)

Jamaica - 0.4%
Jamaica Government International Bond, Senior Notes	8.000%	3/15/39	500,000		602,335

Jordan - 0.5%
Jordan Government International Bond, Senior Notes	5.850%	7/7/30	960,000		869,504	(a)

Kenya - 0.3%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	600,000		523,712	(a)

Mexico - 3.8%
Mexican Bonos, Bonds	7.750%	5/29/31	74,560,000	MXN	3,731,403
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	2,020,000		1,633,197
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	1,500,000		1,225,431

Total Mexico					6,590,031

Nigeria - 0.6%
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	1,450,000		1,119,472	(b)

Oman - 0.6%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	1,000,000		984,508	(a)

See Notes to Schedule of Investments.

12	Western Asset Global High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2023

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - 1.6%
Peruvian Government International Bond, Senior Notes	7.350%	7/21/25	750,000		$791,266
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	1,604,000		1,990,338

Total Peru					2,781,604

Russia - 0.2%
Russian Federal Bond - OFZ	7.750%	9/16/26	375,770,000	RUB	250,346	*(g)
Russian Federal Bond - OFZ	6.900%	5/23/29	206,130,000	RUB	137,329	*(g)
Russian Foreign Bond - Eurobond, Senior Notes	12.750%	6/24/28	42,000		35,406	*(b)(g)

Total Russia					423,081

Senegal - 0.2%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	450,000		374,670	(a)

Turkey - 1.2%
Turkey Government International Bond, Senior Notes	5.125%	2/17/28	2,500,000		2,119,115

Ukraine - 0.2%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/34	1,950,000		341,962	*(a)(g)

TOTAL SOVEREIGN BONDS (Cost - $39,956,334)					31,812,484

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 6.7%
U.S. Government Obligations - 6.7%
U.S. Treasury Notes	1.500%	2/29/24	150,000		144,728
U.S. Treasury Notes	4.125%	1/31/25	10,700,000		10,561,652	(c)
U.S. Treasury Notes	2.750%	7/31/27	840,000		789,239

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $11,532,718)					11,495,619

CONVERTIBLE BONDS & NOTES - 2.4%
COMMUNICATION SERVICES - 2.4%
Media - 2.4%
DISH Network Corp., Senior Notes	2.375%	3/15/24	440,000		405,783
DISH Network Corp., Senior Notes	0.000%	12/15/25	5,230,000		3,360,275
DISH Network Corp., Senior Notes	3.375%	8/15/26	580,000		373,567

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $4,437,865)					4,139,625

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2023 Quarterly Report	13

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	February 28, 2023

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SENIOR LOANS - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
WW International Inc., Initial Term Loan (1 mo. USD LIBOR + 3.500%) (Cost - $237,265)	8.140%	4/13/28	324,000	$188,327	(e)(i)(j)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $13,797)		5/28/28	14,410	2,882	*

			SHARES
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd. (Cost - $637,539)			77,972,021	0	*(k)(l)(m)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $255,315,199)				252,637,475

	RATE
SHORT-TERM INVESTMENTS - 1.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $3,251,948)	4.513%		3,251,948	3,251,948	(n)(o)

TOTAL INVESTMENTS - 148.2% (Cost - $258,567,147)				255,889,423
Liabilities in Excess of Other Assets - (48.2)%				(83,185,595)

TOTAL NET ASSETS - 100.0%				$172,703,828

See Notes to Schedule of Investments.

14	Western Asset Global High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	The coupon payment on this security is currently in default as of February 28, 2023.

(h)	The maturity principal is currently in default as of February 28, 2023.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(l)	Security is valued using significant unobservable inputs (Note 1).

(m)	Value is less than $1.

(n)	Rate shown is one-day yield as of the end of the reporting period.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2023, the total market value of investments in Affiliated Companies was $3,251,948 and the cost was $3,251,948 (Note 2).

Abbreviation(s) used in this schedule:

EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
OFZ	—	Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	—	Payment-In-Kind
RUB	—	Russian Ruble
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2023 Quarterly Report	15

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

At February 28, 2023, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Goldman Sachs & Co.	4.310%	2/23/2023	3/23/2023	$10,563,779	U.S. Government & Agency Obligations Cash	$10,597,011 554,493
Goldman Sachs & Co.	4.400%	2/3/2023	TBD***	840,497	Corporate Bonds & Notes Cash	801,482 44,118
Goldman Sachs & Co.	5.000%	2/28/2023	3/28/2023	3,030,103	Corporate Bonds & Notes Cash	3,185,604 159,050
Goldman Sachs & Co.	5.100%	2/3/2023	TBD***	1,618,072	Corporate Bonds & Notes Cash	1,543,097 84,933
Goldman Sachs & Co.	5.250%	2/3/2023	TBD***	1,110,420	Corporate Bonds & Notes Cash	1,012,280 58,286

				$17,162,871		$18,040,354

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

***

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of February 28, 2023.

At February 28, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	413,094	EUR	380,404	BNP Paribas SA	4/18/23	$9,570
USD	1,117,774	EUR	1,045,900	BNP Paribas SA	4/18/23	8,307
USD	4,177,079	EUR	3,859,015	BNP Paribas SA	4/18/23	83,523
MXN	1,511,611	USD	76,367	Goldman Sachs Group Inc.	4/18/23	5,480
MXN	5,108,720	USD	262,235	Goldman Sachs Group Inc.	4/18/23	14,379
CAD	28,985	USD	21,703	JPMorgan Chase & Co.	4/18/23	(450)
USD	254,186	EUR	235,375	JPMorgan Chase & Co.	4/18/23	4,506
USD	515,581	GBP	423,497	Morgan Stanley & Co. Inc.	4/18/23	5,713
USD	2,352,638	GBP	1,926,102	Morgan Stanley & Co. Inc.	4/18/23	33,716

Total						$164,744

See Notes to Schedule of Investments.

16	Western Asset Global High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

Abbreviation(s) used in this table:

CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
MXN	—	Mexican Peso
USD	—	United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Global High Income Fund Inc. 2023 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is high current income. The Fund’s secondary investment objective is total return. Under normal market conditions, the Fund invests in a global portfolio of securities consisting of below investment grade fixed income securities, emerging market fixed income securities and investment grade fixed income securities.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee

18

Notes to Schedule of Investments (unaudited) (cont’d)

(the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

19

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$204,998,538	—		$204,998,538
Sovereign Bonds	—	31,812,484	—		31,812,484
U.S. Government & Agency
Obligations	—	11,495,619	—		11,495,619
Convertible Bonds & Notes	—	4,139,625	—		4,139,625
Senior Loans	—	188,327	—		188,327
Warrants	$2,882	—	—		2,882
Common Stocks	—	—	$0	*	0	*

Total Long-Term Investments	2,882	252,634,593	0	*	252,637,475

Short-Term Investments†	3,251,948	—	—		3,251,948

Total Investments	$3,254,830	$252,634,593	$0	*	$255,889,423

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$165,194	—		$165,194

Total	$3,254,830	$252,799,787	$0	*	$256,054,617

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$450	—		$450

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Notes to Schedule of Investments (unaudited) (cont’d)

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2023. The following transactions were effected in such company for the period ended February 28, 2023.

	Affiliate Value at May 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,281,723	$37,309,629	37,309,629	$35,339,404	35,339,404

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$20,185	—	$3,251,948

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